Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value Narrative (Details) - CAD ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Carrying value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 36.1	$ 34.1
Estimated fair value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 34.1	$ 32.3